Schedule of Investments(a)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–89.08%
Advertising–0.33%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$4,332,000	$4,394,109
Lamar Media Corp.,
3.75%, 02/15/2028	2,800,000	2,632,000
4.00%, 02/15/2030	1,319,000	1,224,424
3.63%, 01/15/2031(b)	523,000	468,085
		8,718,618
Aerospace & Defense–0.57%
Boeing Co. (The),
2.75%, 02/01/2026(b)	3,569,000	3,364,615
2.20%, 02/04/2026	4,977,000	4,562,935
Lockheed Martin Corp.,
3.90%, 06/15/2032	2,632,000	2,648,955
4.15%, 06/15/2053	1,831,000	1,805,707
4.30%, 06/15/2062	2,136,000	2,121,538
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	301,000	303,819
TransDigm, Inc., 6.38%, 06/15/2026	141,000	140,189
		14,947,758
Agricultural & Farm Machinery–0.18%
Cargill, Inc.,
3.63%, 04/22/2027(c)	2,644,000	2,651,048
4.38%, 04/22/2052(c)	2,136,000	2,157,347
		4,808,395
Agricultural Products–0.27%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	8,227,000	7,145,174
Airlines–2.04%
American Airlines Pass-Through Trust,
Series 2016-3, Class A, 3.00%, 10/15/2028	3,152,190	2,863,398
Series 2017-2, Class AA, 3.35%, 10/15/2029	258,559	242,229
Series 2021-1, Class B, 3.95%, 07/11/2030	2,985,000	2,636,946
Series 2021-1, Class A, 2.88%, 07/11/2034	3,875,000	3,418,986
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(c)	1,015,000	1,005,155
British Airways Pass-Through Trust (United Kingdom),
Series 2019-1, Class AA, 3.30%, 12/15/2032(c)	3,421,376	3,109,663
Series 2021-1, Class A, 2.90%, 03/15/2035(c)	1,942,705	1,703,381
Delta Air Lines Pass-Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	3,090,000	3,028,587
Series 2020-1, Class AA, 2.00%, 06/10/2028	2,671,757	2,401,880
Delta Air Lines, Inc., 7.38%, 01/15/2026(b)	425,000	457,394
	Principal Amount	Value
Airlines–(continued)
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(c)	$3,686,775	$3,680,160
4.75%, 10/20/2028(c)	11,003,675	10,996,830
United Airlines Pass-Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	972,378	974,349
Series 2016-1, Class B, 3.65%, 01/07/2026	1,744,759	1,625,707
Series 2020-1, Class A, 5.88%, 10/15/2027	5,114,924	5,211,115
Series 2018-1, Class A, 3.70%, 03/01/2030	281,023	251,554
Series 2018-1, Class AA, 3.50%, 03/01/2030	3,367,273	3,098,682
Series 2019-1, Class A, 4.55%, 08/25/2031	1,679,658	1,597,712
Series 2019-1, Class AA, 4.15%, 08/25/2031	3,116,844	2,986,924
United Airlines, Inc.,
4.38%, 04/15/2026(c)	686,000	663,062
4.63%, 04/15/2029(b)(c)	1,090,000	1,024,055
		52,977,769
Alternative Carriers–0.01%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	459,000	395,605
Apparel Retail–0.02%
Gap, Inc. (The), 3.63%, 10/01/2029(b)(c)	851,000	625,630
Apparel, Accessories & Luxury Goods–0.06%
Kontoor Brands, Inc., 4.13%, 11/15/2029(c)	662,000	564,557
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)(c)	500,000	471,640
5.88%, 03/15/2030(c)	245,000	224,011
6.13%, 03/15/2032(c)	75,000	67,449
4.50%, 12/15/2034	275,000	205,718
		1,533,375
Application Software–0.65%
salesforce.com, inc.,
2.90%, 07/15/2051	5,982,000	4,722,090
3.05%, 07/15/2061	3,631,000	2,792,072
SS&C Technologies, Inc., 5.50%, 09/30/2027(c)	996,000	997,987
Workday, Inc.,
3.70%, 04/01/2029	3,950,000	3,796,176
3.80%, 04/01/2032(b)	5,033,000	4,737,723
		17,046,048
Asset Management & Custody Banks–1.41%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	3,852,000	3,912,722
Ameriprise Financial, Inc.,
3.00%, 04/02/2025	3,007,000	2,981,338
4.50%, 05/13/2032	1,904,000	1,929,658

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Apollo Management Holdings L.P., 2.65%, 06/05/2030(c)	$229,000	$201,247
Ares Capital Corp.,
2.88%, 06/15/2028(b)	375,000	317,555
3.20%, 11/15/2031	400,000	311,688
Bank of New York Mellon Corp. (The), Series I, 3.75%(d)(e)	5,832,000	5,085,562
Blackstone Secured Lending Fund,
2.75%, 09/16/2026	7,027,000	6,396,646
2.13%, 02/15/2027(c)	4,127,000	3,549,139
2.85%, 09/30/2028(c)	2,399,000	2,004,925
CI Financial Corp. (Canada), 3.20%, 12/17/2030	4,309,000	3,562,759
FS KKR Capital Corp., 1.65%, 10/12/2024	2,555,000	2,373,150
Hercules Capital, Inc., 2.63%, 09/16/2026	375,000	336,449
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(c)	2,634,000	2,665,700
State Street Corp., 4.42%, 05/13/2033(d)	953,000	970,214
		36,598,752
Auto Parts & Equipment–0.36%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4.75%, 04/01/2028(c)	4,969,000	4,518,759
5.38%, 03/01/2029(b)(c)	1,884,000	1,727,430
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(c)	178,000	177,715
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(c)	3,204,000	2,415,480
NESCO Holdings II, Inc., 5.50%, 04/15/2029(c)	506,000	457,535
		9,296,919
Automobile Manufacturers–2.11%
Allison Transmission, Inc., 3.75%, 01/30/2031(c)	1,046,000	897,201
BMW US Capital LLC (Germany), 3.70%, 04/01/2032(c)	2,566,000	2,470,689
Daimler Trucks Finance North America LLC (Germany), 3.65%, 04/07/2027(c)	3,688,000	3,617,563
Ford Motor Co.,
4.35%, 12/08/2026(b)	515,000	502,856
3.25%, 02/12/2032	531,000	449,704
4.75%, 01/15/2043	345,000	285,589
Ford Motor Credit Co. LLC,
4.39%, 01/08/2026	795,000	770,405
2.70%, 08/10/2026	2,367,000	2,141,209
4.95%, 05/28/2027	200,000	199,313
2.90%, 02/10/2029	334,000	286,534
5.11%, 05/03/2029(b)	450,000	439,227
4.00%, 11/13/2030	332,000	299,754
General Motors Financial Co., Inc.,
4.30%, 04/06/2029	5,039,000	4,808,500
Series B, 6.50%(d)(e)	200,000	184,374
Hyundai Capital America,
4.30%, 02/01/2024(c)	11,151,000	11,267,021
2.65%, 02/10/2025(c)	3,379,000	3,260,987
2.00%, 06/15/2028(c)	4,246,000	3,652,263
	Principal Amount	Value
Automobile Manufacturers–(continued)
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(c)	$426,000	$422,805
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(c)	10,446,000	9,124,949
Volkswagen Group of America Finance LLC (Germany),
4.35%, 06/08/2027(c)	6,466,000	6,461,409
4.60%, 06/08/2029(c)	3,261,000	3,256,761
		54,799,113
Automotive Retail–0.51%
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	137,000	129,369
4.63%, 11/15/2029(c)	658,000	608,453
5.00%, 02/15/2032(c)	1,739,000	1,578,134
Group 1 Automotive, Inc., 4.00%, 08/15/2028(c)	1,053,000	961,779
Lithia Motors, Inc., 3.88%, 06/01/2029(b)(c)	4,401,000	4,070,695
Sonic Automotive, Inc.,
4.63%, 11/15/2029(c)	3,122,000	2,780,110
4.88%, 11/15/2031(b)(c)	3,629,000	3,148,157
		13,276,697
Biotechnology–0.48%
AbbVie, Inc., 4.88%, 11/14/2048	1,844,000	1,873,300
Amgen, Inc.,
2.00%, 01/15/2032	450,000	377,134
3.15%, 02/21/2040	2,803,000	2,314,201
CSL Finance PLC (Australia),
3.85%, 04/27/2027(c)	1,414,000	1,418,217
4.05%, 04/27/2029(c)	1,086,000	1,088,732
4.25%, 04/27/2032(c)	1,453,000	1,451,688
4.63%, 04/27/2042(c)	1,077,000	1,061,211
4.75%, 04/27/2052(c)	1,657,000	1,646,740
4.95%, 04/27/2062(c)	1,255,000	1,250,318
		12,481,541
Brewers–0.25%
Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey), 3.38%, 06/29/2028(c)	2,337,000	1,800,341
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
8.00%, 11/15/2039	2,130,000	2,848,899
4.35%, 06/01/2040	1,943,000	1,838,684
		6,487,924
Building Products–0.07%
Carrier Global Corp., 2.72%, 02/15/2030	155,000	137,231
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	1,733,000	1,431,435
Owens Corning, 4.30%, 07/15/2047	250,000	218,706
		1,787,372
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Cable & Satellite–2.24%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 02/01/2028(c)	$187,000	$181,427
4.75%, 03/01/2030(c)	607,000	560,829
4.50%, 08/15/2030(c)	676,000	611,398
4.50%, 05/01/2032	1,459,000	1,285,598
4.50%, 06/01/2033(c)	1,952,000	1,682,380
4.25%, 01/15/2034(c)	217,000	180,090
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	4,413,000	4,509,825
5.38%, 04/01/2038	249,000	234,945
3.50%, 06/01/2041	3,353,000	2,520,360
3.50%, 03/01/2042	4,172,000	3,120,826
5.75%, 04/01/2048	2,146,000	2,086,943
3.90%, 06/01/2052	3,628,000	2,714,001
6.83%, 10/23/2055	3,796,000	4,023,866
3.85%, 04/01/2061	4,400,000	3,123,774
4.40%, 12/01/2061	1,787,000	1,389,366
Comcast Corp.,
3.45%, 02/01/2050	3,674,000	3,098,414
2.80%, 01/15/2051	7,562,000	5,744,641
2.89%, 11/01/2051(c)	4,849,000	3,688,951
2.94%, 11/01/2056(c)	4,231,000	3,164,346
2.99%, 11/01/2063(c)	3,277,000	2,373,109
Cox Communications, Inc., 2.60%, 06/15/2031(c)	2,926,000	2,514,145
CSC Holdings LLC,
6.50%, 02/01/2029(c)	727,000	717,160
5.75%, 01/15/2030(c)	817,000	684,319
4.50%, 11/15/2031(c)	264,000	226,880
5.00%, 11/15/2031(c)	200,000	158,060
DISH DBS Corp., 7.75%, 07/01/2026	130,000	111,378
Gray Escrow II, Inc., 5.38%, 11/15/2031(b)(c)	801,000	730,912
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(c)	212,000	198,895
4.00%, 07/15/2028(c)	412,000	382,676
4.13%, 07/01/2030(c)	1,025,000	925,314
3.88%, 09/01/2031(c)	5,085,000	4,478,715
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(c)	296,000	264,796
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(c)	200,000	196,929
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(c)	549,000	497,652
		58,382,920
Casinos & Gaming–0.28%
Boyne USA, Inc., 4.75%, 05/15/2029(c)	1,715,000	1,599,238
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030(c)	2,553,000	2,507,569
DraftKings Holdings, Inc., Conv., 0.00%, 03/15/2028(f)	1,858,000	1,156,605
	Principal Amount	Value
Casinos & Gaming–(continued)
Everi Holdings, Inc., 5.00%, 07/15/2029(c)	$521,000	$464,070
MGM Resorts International, 6.00%, 03/15/2023	559,000	565,272
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(c)	513,000	475,166
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(c)	533,000	474,085
		7,242,005
Commodity Chemicals–0.05%
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(c)	1,493,000	1,331,584
Computer & Electronics Retail–0.59%
Dell International LLC/EMC Corp.,
4.00%, 07/15/2024	2,698,000	2,726,420
6.02%, 06/15/2026	3,627,000	3,833,958
4.90%, 10/01/2026	1,587,000	1,621,325
8.35%, 07/15/2046	940,000	1,241,537
3.45%, 12/15/2051(c)	2,595,000	1,885,507
Leidos, Inc., 2.30%, 02/15/2031	4,736,000	3,935,394
		15,244,141
Construction & Engineering–0.04%
AECOM, 5.13%, 03/15/2027	133,000	133,162
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(c)	520,000	489,762
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(c)	536,000	515,234
		1,138,158
Construction Machinery & Heavy Trucks–0.01%
Wabtec Corp., 4.95%, 09/15/2028	209,000	210,536
Construction Materials–0.12%
CRH America Finance, Inc. (Ireland), 3.95%, 04/04/2028(b)(c)	3,123,000	3,098,817
Consumer Finance–0.72%
Ally Financial, Inc.,
5.13%, 09/30/2024	434,000	447,998
4.63%, 03/30/2025	1,303,000	1,326,412
2.20%, 11/02/2028	247,000	210,058
American Express Co.,
2.55%, 03/04/2027	3,115,000	2,964,725
4.99%, 05/26/2033(d)	3,131,000	3,251,684
Capital One Financial Corp., 5.27%, 05/10/2033(d)	550,000	564,002
FirstCash, Inc., 5.63%, 01/01/2030(c)	525,000	501,533
Navient Corp.,
7.25%, 09/25/2023	624,000	639,473
5.00%, 03/15/2027(b)	486,000	448,172
5.63%, 08/01/2033	221,000	174,158
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Consumer Finance–(continued)
OneMain Finance Corp.,
6.88%, 03/15/2025	$300,000	$305,261
7.13%, 03/15/2026(b)	925,000	948,819
3.88%, 09/15/2028(b)	3,554,000	3,077,542
5.38%, 11/15/2029(b)	519,000	480,848
Synchrony Financial, 4.50%, 07/23/2025	3,412,000	3,403,864
		18,744,549
Copper–0.29%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027(b)	2,626,000	2,671,653
PT Freeport Indonesia (Indonesia),
4.76%, 04/14/2027(b)(c)	1,302,000	1,311,765
5.32%, 04/14/2032(c)	1,919,000	1,874,479
6.20%, 04/14/2052(c)	1,788,000	1,701,980
		7,559,877
Data Processing & Outsourced Services–0.48%
Block, Inc., 3.50%, 06/01/2031(b)(c)	3,167,000	2,720,611
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028(c)	3,254,000	2,956,017
4.88%, 07/01/2029(c)	531,000	476,424
Fidelity National Information Services, Inc., 2.25%, 03/01/2031(b)	230,000	192,895
PayPal Holdings, Inc.,
2.85%, 10/01/2029(b)	1,917,000	1,769,441
5.05%, 06/01/2052(b)	4,176,000	4,304,748
		12,420,136
Distributors–0.19%
Genuine Parts Co.,
1.88%, 11/01/2030	2,582,000	2,080,283
2.75%, 02/01/2032	3,467,000	2,980,656
		5,060,939
Diversified Banks–10.47%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(c)	7,620,000	7,507,453
African Export-Import Bank (The) (Supranational),
2.63%, 05/17/2026(c)	1,433,000	1,306,674
3.80%, 05/17/2031(c)	1,858,000	1,640,150
Australia & New Zealand Banking Group Ltd. (Australia), 6.75%(b)(c)(d)(e)	3,444,000	3,576,026
Banco do Brasil S.A. (Brazil), 3.25%, 09/30/2026(c)	3,144,000	2,951,682
Banco Mercantil del Norte S.A. (Mexico),
5.88%(c)(d)(e)	2,475,000	2,178,000
6.63%(c)(d)(e)	2,457,000	2,141,276
Banco Santander S.A. (Spain), 2.75%, 12/03/2030(b)	3,000,000	2,489,257
Principal Amount		Value
Diversified Banks–(continued)
Bank of America Corp.,
Series TT, 6.13%(b)(d)(e)	$9,644,000	$9,776,605
3.86%, 07/23/2024(d)	7,445,000	7,499,033
1.83% (SOFR + 1.05%), 02/04/2028(b)(g)	4,260,000	4,156,040
4.38%, 04/27/2028(b)(d)	5,804,000	5,850,783
2.57%, 10/20/2032(d)	3,181,000	2,730,910
2.97%, 02/04/2033(d)	3,216,000	2,856,388
4.57%, 04/27/2033(d)	4,832,000	4,885,390
2.48%, 09/21/2036(d)	5,040,000	4,085,365
3.85%, 03/08/2037(d)	1,005,000	910,822
7.75%, 05/14/2038	2,417,000	3,137,118
Series AA, 6.10%(b)(d)(e)	5,695,000	5,723,229
Series DD, 6.30%(d)(e)	1,741,000	1,782,827
Series RR, 4.38%(d)(e)	7,381,000	6,513,243
Bank of China Ltd. (China), 5.00%, 11/13/2024(c)	2,850,000	2,947,890
Bank of Nova Scotia (The) (Canada), 4.59%, 05/04/2037(d)	7,700,000	7,269,686
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(c)	1,666,000	1,675,038
BNP Paribas S.A. (France),
4.38%, 03/01/2033(c)(d)	250,000	239,132
4.63%(c)(d)(e)	5,265,000	4,748,390
BPCE S.A. (France), 2.28%, 01/20/2032(c)(d)	3,204,000	2,632,317
Citigroup, Inc.,
3.50%, 05/15/2023	3,395,000	3,421,264
5.50%, 09/13/2025	3,836,000	4,016,856
4.66%, 05/24/2028(d)	2,849,000	2,907,008
3.98%, 03/20/2030(d)	3,412,000	3,306,284
2.57%, 06/03/2031(d)	266,000	231,377
2.56%, 05/01/2032(d)	3,911,000	3,352,034
2.52%, 11/03/2032(d)	2,125,000	1,799,709
3.06%, 01/25/2033(d)	1,789,000	1,582,512
3.79%, 03/17/2033(d)	5,687,000	5,351,418
4.91%, 05/24/2033(d)	3,238,000	3,328,028
2.90%, 11/03/2042(d)	3,216,000	2,497,857
4.65%, 07/23/2048	1,693,000	1,693,283
Series A, 5.95%(d)(e)	1,192,000	1,188,222
Series V, 4.70%(d)(e)	2,340,000	2,090,486
Citizens Bank N.A., 2.25%, 04/28/2025	2,836,000	2,726,772
Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(c)	224,000	187,927
Cooperatieve Rabobank U.A. (Netherlands),
3.65%, 04/06/2028(b)(c)(d)	4,047,000	3,929,649
3.76%, 04/06/2033(b)(c)(d)	3,778,000	3,536,591
Credit Agricole S.A. (France), 4.75%(c)(d)(e)	5,718,000	4,902,324
Development Bank of Kazakhstan JSC (Kazakhstan), 5.75%, 05/12/2025(c)	4,795,000	4,776,587
HSBC Holdings PLC (United Kingdom),
2.36%, 08/18/2031(d)	201,000	167,903
2.87%, 11/22/2032(d)	386,000	327,476
6.00%(d)(e)	3,938,000	3,770,635
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
ING Groep N.V. (Netherlands), 3.88%(d)(e)	$212,000	$170,194
JPMorgan Chase & Co.,
3.63%, 12/01/2027	2,348,000	2,295,898
4.32%, 04/26/2028(b)(d)	5,708,000	5,761,520
3.70%, 05/06/2030(d)	3,412,000	3,283,560
2.58%, 04/22/2032(d)	4,087,000	3,568,412
4.59%, 04/26/2033(b)(d)	3,449,000	3,546,018
4.26%, 02/22/2048(d)	1,651,000	1,576,984
Series W, 2.41% (3 mo. USD LIBOR + 1.00%), 05/15/2047(g)	5,505,000	4,281,238
Series V, 4.29% (3 mo. USD LIBOR + 3.32%)(b)(e)(g)	1,768,000	1,713,294
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.05%, 07/17/2030	4,387,000	3,655,581
Mizuho Financial Group, Inc. (Japan),
2.20%, 07/10/2031(d)	5,865,000	4,888,787
2.56%, 09/13/2031	3,186,000	2,612,486
National Australia Bank Ltd. (Australia),
2.33%, 08/21/2030(c)	256,000	210,469
2.99%, 05/21/2031(c)	2,367,000	2,028,317
Nordea Bank Abp (Finland),
3.75%(c)(d)(e)	1,221,000	995,507
6.63%(c)(d)(e)	3,428,000	3,454,908
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(c)(d)	2,996,000	2,493,722
3.27%, 02/18/2036(c)(d)	4,512,000	3,804,795
4.30%(c)(d)(e)	5,262,000	4,276,862
7.75%(c)(d)(e)	4,646,000	4,764,274
Sumitomo Mitsui Financial Group, Inc. (Japan),
3.04%, 07/16/2029	3,934,000	3,598,307
2.14%, 09/23/2030(b)	6,557,000	5,416,387
Sumitomo Mitsui Trust Bank Ltd. (Japan), 1.35%, 09/16/2026(c)	2,627,000	2,365,920
Turkiye Vakiflar Bankasi T.A.O. (Turkey), 5.50%, 10/01/2026(c)	3,672,000	3,132,950
U.S. Bancorp,
2.49%, 11/03/2036(d)	6,629,000	5,548,709
3.70%(d)(e)	4,204,000	3,497,096
Wells Fargo & Co.,
3.53%, 03/24/2028(d)	2,900,000	2,821,080
4.15%, 01/24/2029	3,412,000	3,405,924
3.07%, 04/30/2041(d)	1,988,000	1,631,760
5.38%, 11/02/2043	6,711,000	7,071,699
4.75%, 12/07/2046	1,746,000	1,704,155
4.61%, 04/25/2053(d)	4,249,000	4,186,949
Series BB, 3.90%(d)(e)	2,918,000	2,687,745
Westpac Banking Corp. (Australia),
2.67%, 11/15/2035(d)	101,000	82,880
3.13%, 11/18/2041	1,996,000	1,519,052
		272,356,365
	Principal Amount	Value
Diversified Capital Markets–1.58%
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(c)(d)	$2,792,000	$2,589,172
4.50%(b)(c)(d)(e)	4,764,000	3,758,589
5.10%(b)(c)(d)(e)	4,230,000	3,578,291
5.25%(c)(d)(e)	4,357,000	3,761,982
7.13%(c)(d)(e)	3,667,000	3,638,357
7.25%(c)(d)(e)	330,000	318,795
7.50%(c)(d)(e)	5,779,000	5,723,063
Macquarie Bank Ltd. (Australia), 6.13%(b)(c)(d)(e)	5,010,000	4,775,160
UBS Group AG (Switzerland),
4.75%, 05/12/2028(c)(d)	4,147,000	4,206,413
3.13%, 08/13/2030(b)(c)(d)	7,105,000	6,480,907
4.38%(c)(d)(e)	2,932,000	2,383,568
		41,214,297
Diversified Metals & Mining–0.86%
Corp. Nacional del Cobre de Chile (Chile), 3.15%, 01/15/2051(c)	1,214,000	911,161
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(c)	2,932,000	2,617,499
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)(c)	511,000	458,888
Rio Tinto Finance USA Ltd. (Australia), 2.75%, 11/02/2051(b)	4,046,000	3,096,940
South32 Treasury Ltd. (Australia), 4.35%, 04/14/2032(c)	2,891,000	2,776,835
Teck Resources Ltd. (Canada),
6.13%, 10/01/2035	5,021,000	5,535,927
6.25%, 07/15/2041	6,504,000	7,033,775
		22,431,025
Diversified REITs–1.35%
CubeSmart L.P., 2.50%, 02/15/2032	2,181,000	1,827,167
iStar, Inc.,
4.75%, 10/01/2024	828,000	826,052
5.50%, 02/15/2026	191,000	192,255
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(c)	4,124,000	4,102,741
5.25%, 01/30/2026(c)	3,705,000	3,613,338
4.87%, 01/15/2030(c)	3,446,000	3,137,583
6.39%, 01/15/2050(c)	9,390,000	8,233,434
VICI Properties L.P.,
4.75%, 02/15/2028(b)	3,879,000	3,841,878
4.95%, 02/15/2030	3,879,000	3,817,770
5.13%, 05/15/2032	2,813,000	2,792,845
5.63%, 05/15/2052	2,894,000	2,837,813
		35,222,876
Drug Retail–0.11%
CVS Pass-Through Trust,
6.04%, 12/10/2028	1,012,400	1,065,229
5.77%, 01/10/2033(c)	1,550,276	1,679,447
		2,744,676
Education Services–0.27%
Grand Canyon University, 3.25%, 10/01/2023	6,960,000	6,994,800
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Electric Utilities–2.84%
AEP Texas, Inc.,
4.70%, 05/15/2032	$1,562,000	$1,592,560
5.25%, 05/15/2052	2,277,000	2,432,095
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(c)	3,108,597	2,371,999
American Electric Power Co., Inc., 3.88%, 02/15/2062(d)	10,567,000	9,099,519
Commonwealth Edison Co., Series 127, 3.20%, 11/15/2049	3,659,000	2,985,764
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(c)	3,016,000	3,041,862
Duke Energy Corp., 3.25%, 01/15/2082(d)	2,648,000	2,141,967
Electricidad Firme de Mexico Holdings S.A. de C.V. (Mexico), 4.90%, 11/20/2026(c)	1,453,000	1,179,633
Electricite de France S.A. (France), 6.00%, 01/22/2114(c)	6,655,000	6,461,373
Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(c)	3,560,000	2,600,988
Eversource Energy, Series R, 1.65%, 08/15/2030	88,000	71,785
Interconexion Electrica S.A. ESP (Colombia), 3.83%, 11/26/2033(c)	1,241,000	1,058,068
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(c)	4,362,000	4,088,852
PacifiCorp, 2.90%, 06/15/2052	4,821,000	3,680,000
Southern Co. (The),
Series B, 4.00%, 01/15/2051(d)	13,249,000	12,236,511
4.46% (3 mo. USD LIBOR + 3.63%), 03/15/2057(g)	10,246,000	10,031,197
Series 21-A, 3.75%, 09/15/2051(d)	2,246,000	2,009,193
Virginia Electric & Power Co., Series B, 3.75%, 05/15/2027	2,459,000	2,479,125
Virginia Electric and Power Co., Series C, 4.63%, 05/15/2052	2,853,000	2,956,360
Vistra Operations Co. LLC,
5.50%, 09/01/2026(c)	200,000	198,916
5.63%, 02/15/2027(c)	180,000	180,326
5.00%, 07/31/2027(c)	324,000	317,381
4.38%, 05/01/2029(c)	605,000	565,115
		73,780,589
Electrical Components & Equipment–0.25%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	4,891,000	4,006,245
EnerSys,
5.00%, 04/30/2023(c)	476,000	477,564
4.38%, 12/15/2027(c)	589,000	536,146
Sensata Technologies B.V., 4.88%, 10/15/2023(c)	1,543,000	1,550,345
		6,570,300
Electronic Components–0.86%
Corning, Inc., 5.45%, 11/15/2079	21,859,000	21,801,365
	Principal Amount	Value
Electronic Components–(continued)
Sensata Technologies, Inc., 3.75%, 02/15/2031(c)	$541,000	$484,977
		22,286,342
Electronic Equipment & Instruments–0.11%
Vontier Corp.,
2.40%, 04/01/2028	200,000	172,015
2.95%, 04/01/2031	3,138,000	2,651,406
		2,823,421
Electronic Manufacturing Services–0.23%
Jabil, Inc., 3.00%, 01/15/2031	6,809,000	5,909,224
Environmental & Facilities Services–0.20%
Covanta Holding Corp., 4.88%, 12/01/2029(c)	3,268,000	2,880,742
GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(c)	2,669,000	2,442,482
		5,323,224
Fertilizers & Agricultural Chemicals–0.05%
OCP S.A. (Morocco), 5.13%, 06/23/2051(c)	1,758,000	1,313,820
Financial Exchanges & Data–1.64%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(c)	5,788,000	5,042,795
Cboe Global Markets, Inc., 3.00%, 03/16/2032	7,017,000	6,463,840
Coinbase Global, Inc., 3.38%, 10/01/2028(c)	45,000	32,985
FactSet Research Systems, Inc., 3.45%, 03/01/2032	3,005,000	2,714,556
Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	4,098,000	4,128,598
4.35%, 06/15/2029	3,156,000	3,184,677
4.60%, 03/15/2033	2,751,000	2,819,837
4.95%, 06/15/2052	3,775,000	3,910,585
5.20%, 06/15/2062	2,860,000	2,906,169
Moody’s Corp.,
2.75%, 08/19/2041	3,628,000	2,767,859
5.25%, 07/15/2044	1,421,000	1,485,373
3.75%, 02/25/2052	2,721,000	2,323,015
3.10%, 11/29/2061	6,625,000	4,826,266
		42,606,555
Food Distributors–0.14%
American Builders & Contractors Supply Co., Inc.,
4.00%, 01/15/2028(c)	512,000	482,929
3.88%, 11/15/2029(c)	3,447,000	3,075,499
		3,558,428
Food Retail–0.20%
Alimentation Couche-Tard, Inc. (Canada),
3.44%, 05/13/2041(c)	1,481,000	1,160,395
3.63%, 05/13/2051(c)	4,124,000	3,109,869
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(c)	1,045,000	963,234
		5,233,498
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Health Care Equipment–0.00%
CHS/Community Health Systems, Inc., 4.75%, 02/15/2031(c)	$126,000	$101,882
Health Care Facilities–0.45%
Encompass Health Corp., 4.50%, 02/01/2028(b)	506,000	471,054
HCA, Inc.,
5.00%, 03/15/2024	7,850,000	8,055,261
5.38%, 02/01/2025	317,000	328,095
5.25%, 04/15/2025	151,000	156,748
5.88%, 02/15/2026	166,000	174,508
5.38%, 09/01/2026	111,000	115,721
5.88%, 02/01/2029	216,000	228,691
3.50%, 09/01/2030(b)	1,234,000	1,127,214
Tenet Healthcare Corp., 4.88%, 01/01/2026(c)	1,011,000	1,010,019
		11,667,311
Health Care REITs–0.49%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(c)	531,000	484,551
Diversified Healthcare Trust,
4.75%, 05/01/2024	257,000	243,003
9.75%, 06/15/2025	482,000	506,657
4.38%, 03/01/2031	268,000	210,786
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031(b)	2,390,000	1,933,397
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 08/01/2029	2,064,000	1,952,517
Omega Healthcare Investors, Inc.,
3.38%, 02/01/2031	230,000	192,366
3.25%, 04/15/2033	4,647,000	3,694,134
Welltower, Inc.,
3.10%, 01/15/2030(b)	2,324,000	2,134,896
3.85%, 06/15/2032	1,439,000	1,367,238
		12,719,545
Health Care Services–0.87%
Cigna Corp.,
7.88%, 05/15/2027	4,693,000	5,580,426
4.38%, 10/15/2028	1,653,000	1,679,808
4.80%, 08/15/2038	4,714,000	4,781,110
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(c)	2,775,000	2,509,559
Global Medical Response, Inc., 6.50%, 10/01/2025(b)(c)	508,000	488,635
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	1,567,000	1,319,044
Series 2042, 2.72%, 01/01/2042	1,513,000	1,144,383
2.86%, 01/01/2052	1,729,000	1,266,150
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	4,628,000	3,278,200
Select Medical Corp., 6.25%, 08/15/2026(b)(c)	509,000	508,382
		22,555,697
	Principal Amount	Value
Health Care Supplies–0.01%
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/2029(c)	$273,000	$246,806
Homebuilding–0.62%
Lennar Corp.,
4.75%, 11/15/2022	172,000	172,986
4.75%, 11/29/2027(b)	2,223,000	2,238,548
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	6,697,000	5,965,101
6.00%, 01/15/2043	3,845,000	3,495,167
3.97%, 08/06/2061	5,724,000	3,580,054
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(c)	756,000	758,743
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(c)	57,000	57,432
		16,268,031
Hotel & Resort REITs–0.02%
Service Properties Trust, 4.38%, 02/15/2030	644,000	474,818
Hotels, Resorts & Cruise Lines–0.25%
Carnival Corp.,
10.50%, 02/01/2026(c)	452,000	487,369
5.75%, 03/01/2027(c)	295,000	262,246
Expedia Group, Inc.,
4.63%, 08/01/2027	3,884,000	3,883,570
2.95%, 03/15/2031	185,000	156,425
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(c)	1,980,000	1,720,610
		6,510,220
Household Products–0.02%
Prestige Brands, Inc., 3.75%, 04/01/2031(c)	582,000	493,190
Hypermarkets & Super Centers–0.25%
Walmart, Inc., 6.50%, 08/15/2037	5,079,000	6,604,438
Independent Power Producers & Energy Traders–0.65%
AES Corp. (The),
1.38%, 01/15/2026	2,653,000	2,399,348
2.45%, 01/15/2031(b)	4,699,000	3,915,441
Calpine Corp., 3.75%, 03/01/2031(b)(c)	4,464,000	3,939,926
Clearway Energy Operating LLC, 4.75%, 03/15/2028(c)	589,000	563,246
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(c)	5,671,000	3,985,806
Vistra Corp., 7.00%(c)(d)(e)	2,295,000	2,204,887
		17,008,654
Industrial Conglomerates–0.18%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(c)	2,813,000	2,545,090
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Industrial Conglomerates–(continued)
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	$2,111,000	$2,084,667
		4,629,757
Industrial Machinery–0.26%
EnPro Industries, Inc., 5.75%, 10/15/2026	996,000	998,221
Flowserve Corp., 2.80%, 01/15/2032	3,523,000	2,885,419
Mueller Water Products, Inc., 4.00%, 06/15/2029(c)	518,000	467,508
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(c)	66,000	58,741
Weir Group PLC (The) (United Kingdom), 2.20%, 05/13/2026(c)	2,501,000	2,257,037
		6,666,926
Industrial REITs–0.07%
LXP Industrial Trust, 2.38%, 10/01/2031	2,407,000	1,946,678
Insurance Brokers–0.11%
Willis North America, Inc., 4.65%, 06/15/2027	2,819,000	2,843,235
Integrated Oil & Gas–1.94%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	5,222,000	4,333,348
2.77%, 11/10/2050	5,526,000	4,063,308
2.94%, 06/04/2051	4,954,000	3,759,255
3.00%, 03/17/2052	4,723,000	3,633,631
BP Capital Markets PLC (United Kingdom),
4.38%(d)(e)	4,346,000	4,244,383
4.88%(d)(e)	1,722,000	1,615,607
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(c)	2,913,000	2,760,216
Lukoil Capital DAC (Russia), 2.80%, 04/26/2027(c)	4,204,000	2,354,240
Occidental Petroleum Corp.,
5.55%, 03/15/2026	322,000	335,782
8.50%, 07/15/2027	87,000	101,113
6.13%, 01/01/2031	913,000	991,746
6.20%, 03/15/2040	233,000	246,399
Petroleos Mexicanos (Mexico), 6.70%, 02/16/2032	3,593,000	3,110,550
Petronas Capital Ltd. (Malaysia),
2.48%, 01/28/2032(c)	2,247,000	1,968,726
3.40%, 04/28/2061(c)	6,289,000	4,980,573
Qatar Energy (Qatar), 3.30%, 07/12/2051(c)	3,664,000	3,022,602
Saudi Arabian Oil Co. (Saudi Arabia), 4.38%, 04/16/2049(c)	2,407,000	2,288,648
Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	3,077,000	2,501,887
3.00%, 11/26/2051	5,316,000	4,205,879
		50,517,893
	Principal Amount	Value
Integrated Telecommunication Services–1.80%
Altice France S.A. (France),
8.13%, 02/01/2027(c)	$472,000	$473,496
5.13%, 07/15/2029(c)	603,000	527,504
5.50%, 10/15/2029(c)	325,000	282,542
AT&T, Inc.,
3.50%, 09/15/2053	8,695,000	7,023,311
3.55%, 09/15/2055	11,107,000	8,912,590
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(c)(d)	6,220,000	5,746,232
IHS Holding Ltd. (Nigeria),
5.63%, 11/29/2026(c)	2,169,000	1,989,841
6.25%, 11/29/2028(c)	1,677,000	1,533,197
Iliad Holding S.A.S. (France),
6.50%, 10/15/2026(c)	1,250,000	1,214,063
7.00%, 10/15/2028(c)	300,000	289,670
Level 3 Financing, Inc., 3.75%, 07/15/2029(c)	1,285,000	1,098,273
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	2,445,000	2,876,424
Verizon Communications, Inc.,
1.75%, 01/20/2031	447,000	370,858
2.55%, 03/21/2031	2,059,000	1,824,896
2.65%, 11/20/2040	2,177,000	1,683,937
3.40%, 03/22/2041	2,075,000	1,794,990
2.88%, 11/20/2050	3,306,000	2,483,507
3.00%, 11/20/2060	5,951,000	4,339,477
3.70%, 03/22/2061	2,953,000	2,460,294
		46,925,102
Interactive Home Entertainment–0.78%
Electronic Arts, Inc., 2.95%, 02/15/2051	4,418,000	3,397,329
ROBLOX Corp., 3.88%, 05/01/2030(b)(c)	5,757,000	5,117,743
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	3,178,000	3,054,043
WMG Acquisition Corp.,
3.75%, 12/01/2029(c)	6,721,000	6,192,763
3.00%, 02/15/2031(c)	2,963,000	2,543,735
		20,305,613
Interactive Media & Services–0.63%
Baidu, Inc. (China),
3.08%, 04/07/2025(b)	1,175,000	1,154,764
1.72%, 04/09/2026	1,255,000	1,155,880
Match Group Holdings II LLC,
4.63%, 06/01/2028(c)	790,000	737,651
5.63%, 02/15/2029(c)	4,618,000	4,499,918
3.63%, 10/01/2031(c)	55,000	46,872
Scripps Escrow II, Inc., 3.88%, 01/15/2029(c)	515,000	467,345
Tencent Holdings Ltd. (China),
1.81%, 01/26/2026(c)	1,509,000	1,397,672
3.60%, 01/19/2028(c)	4,305,000	4,124,279
3.93%, 01/19/2038(b)(c)	3,137,000	2,697,703
		16,282,084
Internet & Direct Marketing Retail–0.29%
Alibaba Group Holding Ltd. (China), 3.15%, 02/09/2051	3,700,000	2,583,723
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Internet & Direct Marketing Retail–(continued)
Meituan (China), 2.13%, 10/28/2025(b)(c)	$3,055,000	$2,754,063
Prosus N.V. (China), 3.26%, 01/19/2027(c)	2,374,000	2,117,799
QVC, Inc., 5.45%, 08/15/2034	225,000	174,802
		7,630,387
Internet Services & Infrastructure–0.52%
Twilio, Inc.,
3.63%, 03/15/2029(b)	3,496,000	3,207,580
3.88%, 03/15/2031(b)	3,079,000	2,801,567
VeriSign, Inc., 2.70%, 06/15/2031(b)	2,641,000	2,208,246
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(c)	6,035,000	5,281,228
		13,498,621
Investment Banking & Brokerage–3.61%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	210,000	174,151
Brookfield Finance, Inc. (Canada),
3.90%, 01/25/2028	3,604,000	3,527,387
2.72%, 04/15/2031	229,000	199,146
3.63%, 02/15/2052	5,581,000	4,327,915
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(c)	2,872,000	2,876,683
Charles Schwab Corp. (The),
5.00%(d)(e)	2,842,000	2,665,089
1.84% (SOFR + 1.05%), 03/03/2027(g)	4,762,000	4,719,740
2.90%, 03/03/2032(b)	2,892,000	2,615,435
Series E, 4.90% (3 mo. USD LIBOR + 3.32%)(b)(e)(g)	3,891,000	3,822,496
Series G, 5.38%(d)(e)	231,000	234,487
Goldman Sachs Group, Inc. (The),
3.50%, 04/01/2025	2,952,000	2,950,514
1.23% (SOFR + 0.79%), 12/09/2026(g)	6,521,000	6,355,524
1.25% (SOFR + 0.81%), 03/09/2027(g)	9,144,000	8,893,162
1.62% (SOFR + 0.92%), 10/21/2027(g)	1,953,000	1,906,811
1.91% (SOFR + 1.12%), 02/24/2028(g)	1,872,000	1,839,925
3.62%, 03/15/2028(b)(d)	6,243,000	6,090,603
2.65%, 10/21/2032(d)	3,804,000	3,264,002
3.10%, 02/24/2033(b)(d)	2,213,000	1,968,206
6.75%, 10/01/2037	4,034,000	4,724,210
3.44%, 02/24/2043(d)	2,667,000	2,251,476
4.80%, 07/08/2044	3,651,000	3,656,559
Series T, 3.80%(d)(e)	146,000	123,775
Series V, 4.13%(d)(e)	2,539,000	2,224,799
JAB Holdings B.V. (Austria), 4.50%, 04/08/2052(c)	9,023,000	7,496,460
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	3,305,000	3,107,858
	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Morgan Stanley,
3.62%, 04/01/2031(d)	$2,833,000	$2,701,370
2.51%, 10/20/2032(d)	2,363,000	2,032,588
2.94%, 01/21/2033(d)	2,593,000	2,310,849
5.30%, 04/20/2037(d)	3,044,000	3,073,314
Raymond James Financial, Inc., 3.75%, 04/01/2051	2,003,000	1,735,525
		93,870,059
IT Consulting & Other Services–0.21%
DXC Technology Co., 2.38%, 09/15/2028(b)	5,109,000	4,500,493
Gartner, Inc.,
4.50%, 07/01/2028(c)	740,000	720,556
3.63%, 06/15/2029(c)	253,000	231,513
		5,452,562
Leisure Products–0.40%
Brunswick Corp.,
4.40%, 09/15/2032	6,857,000	6,186,143
5.10%, 04/01/2052	5,000,000	4,100,716
		10,286,859
Life & Health Insurance–4.06%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	5,798,000	5,888,725
Athene Global Funding,
2.50%, 01/14/2025(c)	2,936,000	2,820,462
1.45%, 01/08/2026(c)	2,316,000	2,098,294
3.21%, 03/08/2027(c)	5,615,000	5,265,167
Athene Holding Ltd.,
4.13%, 01/12/2028	6,136,000	5,943,410
6.15%, 04/03/2030	3,163,000	3,347,302
3.45%, 05/15/2052	4,142,000	3,017,581
Brighthouse Financial, Inc.,
4.70%, 06/22/2047(b)	1,835,000	1,546,604
3.85%, 12/22/2051	4,350,000	3,162,069
Corebridge Financial, Inc.,
3.90%, 04/05/2032(c)	2,832,000	2,693,651
4.35%, 04/05/2042(c)	1,377,000	1,252,580
4.40%, 04/05/2052(c)	1,967,000	1,764,394
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(c)	5,895,000	5,761,832
Series 21-1, 2.66%, 06/29/2026(c)	13,992,000	13,080,001
F&G Global Funding, 2.00%, 09/20/2028(c)	4,591,000	3,974,849
GA Global Funding Trust,
2.25%, 01/06/2027(c)	4,456,000	4,091,558
2.90%, 01/06/2032(b)(c)	5,529,000	4,761,131
MAG Mutual Holding Co., 4.75%, 04/30/2041(h)	11,777,000	10,344,773
MetLife, Inc., Series D, 5.88%(d)(e)	300,000	286,815
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(c)	2,897,000	2,529,816
Pacific Life Global Funding II,
1.38% (SOFR + 0.80%), 03/30/2025(c)(g)	6,510,000	6,485,576
1.02% (SOFR + 0.62%), 06/04/2026(c)(g)	3,494,000	3,420,180
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Life & Health Insurance–(continued)
Pacific LifeCorp, 3.35%, 09/15/2050(c)	$3,060,000	$2,426,151
Prudential Financial, Inc., 3.91%, 12/07/2047	1,707,000	1,527,599
Sammons Financial Group, Inc., 4.75%, 04/08/2032(c)	8,550,000	8,095,554
		105,586,074
Life Sciences Tools & Services–0.07%
Illumina, Inc., 2.55%, 03/23/2031	2,313,000	1,955,300
Managed Health Care–0.60%
Centene Corp.,
4.25%, 12/15/2027	255,000	254,111
4.63%, 12/15/2029	526,000	519,152
3.38%, 02/15/2030	320,000	294,109
3.00%, 10/15/2030(b)	1,000,000	891,100
2.50%, 03/01/2031	6,080,000	5,192,867
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	3,275,000	2,616,280
3.00%, 06/01/2051	3,415,000	2,654,719
UnitedHealth Group, Inc., 3.70%, 05/15/2027	3,150,000	3,185,699
		15,608,037
Metal & Glass Containers–0.01%
Ball Corp., 5.25%, 07/01/2025	359,000	366,638
Movies & Entertainment–1.16%
Magallanes, Inc.,
4.28%, 03/15/2032(c)	4,605,000	4,308,409
5.05%, 03/15/2042(c)	7,237,000	6,551,443
5.14%, 03/15/2052(c)	8,984,000	8,052,387
5.39%, 03/15/2062(c)	7,935,000	7,122,885
Netflix, Inc.,
5.88%, 11/15/2028	461,000	478,601
5.38%, 11/15/2029(c)	252,000	254,221
Tencent Music Entertainment Group (China),
1.38%, 09/03/2025	1,560,000	1,437,321
2.00%, 09/03/2030	2,480,000	1,968,427
		30,173,694
Multi-line Insurance–0.20%
Allianz SE (Germany), 3.20%(c)(d)(e)	2,807,000	2,236,511
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(c)	2,964,000	2,871,335
		5,107,846
Multi-Utilities–0.33%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(d)	9,298,000	8,205,160
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	354,000	299,689
		8,504,849
	Principal Amount	Value
Office REITs–0.54%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/2027	$2,329,000	$2,340,155
1.88%, 02/01/2033	270,000	214,060
2.95%, 03/15/2034(b)	1,998,000	1,748,559
Highwoods Realty L.P., 2.60%, 02/01/2031	1,917,000	1,633,649
Office Properties Income Trust,
4.50%, 02/01/2025	4,778,000	4,689,670
2.65%, 06/15/2026	782,000	692,363
2.40%, 02/01/2027	3,149,000	2,704,468
		14,022,924
Oil & Gas Drilling–0.13%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(c)	523,000	508,471
Nabors Industries, Inc., 7.38%, 05/15/2027(c)	509,000	514,316
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(c)	405,000	380,194
Precision Drilling Corp. (Canada),
7.13%, 01/15/2026(c)	100,000	100,161
6.88%, 01/15/2029(c)	395,000	381,898
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(c)	222,000	210,665
4.80%, 05/15/2030(c)	430,000	378,157
6.88%, 04/15/2040(c)	339,000	303,635
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(c)(i)	182,000	182,791
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(i)	342,000	343,486
		3,303,774
Oil & Gas Equipment & Services–0.26%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	2,968,000	2,880,119
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(c)	3,614,000	3,312,954
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	485,000	468,102
		6,661,175
Oil & Gas Exploration & Production–1.72%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(c)	1,046,000	1,069,321
Apache Corp., 7.75%, 12/15/2029	2,305,000	2,587,339
Callon Petroleum Co., 8.00%, 08/01/2028(b)(c)	501,000	517,052
Cameron LNG LLC,
3.30%, 01/15/2035(c)	3,617,000	3,238,881
3.40%, 01/15/2038(c)	3,961,000	3,486,089
Continental Resources, Inc., 2.88%, 04/01/2032(b)(c)	1,771,000	1,487,241
Devon Energy Corp.,
5.25%, 10/15/2027	8,334,000	8,465,467
5.88%, 06/15/2028	5,000,000	5,213,783
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Earthstone Energy Holdings LLC, 8.00%, 04/15/2027(c)	$828,000	$843,041
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
2.16%, 03/31/2034(c)	3,382,227	2,970,885
2.94%, 09/30/2040(c)	5,080,094	4,309,741
Gazprom PJSC Via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(c)	5,299,000	1,523,462
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(c)	190,000	191,849
6.00%, 04/15/2030(c)	1,560,000	1,519,963
6.25%, 04/15/2032(c)	1,560,000	1,523,605
Lundin Energy Finance B.V. (Netherlands), 3.10%, 07/15/2031(c)	2,566,000	2,262,381
Murphy Oil Corp.,
6.38%, 07/15/2028(b)	2,418,000	2,485,704
6.13%, 12/01/2042	180,000	156,429
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	314,000	330,473
SM Energy Co., 10.00%, 01/15/2025(c)	509,000	549,567
		44,732,273
Oil & Gas Refining & Marketing–0.07%
Parkland Corp. (Canada), 4.50%, 10/01/2029(c)	1,951,000	1,764,484
Oil & Gas Storage & Transportation–6.68%
Boardwalk Pipelines L.P.,
3.40%, 02/15/2031	2,911,000	2,588,552
3.60%, 09/01/2032	5,115,000	4,530,885
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	3,143,000	2,585,174
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(c)	838,000	860,496
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	1,575,000	1,949,216
Enbridge, Inc. (Canada),
1.42% (SOFR + 0.63%), 02/16/2024(g)	838,000	834,580
3.40%, 08/01/2051	1,875,000	1,483,341
Energy Transfer L.P.,
5.88%, 01/15/2024	508,000	523,349
2.90%, 05/15/2025	3,709,000	3,617,070
3.75%, 05/15/2030	6,281,000	5,847,722
4.90%, 03/15/2035	9,976,000	9,423,555
5.00%, 05/15/2050	6,690,000	6,036,875
Series A, 6.25%(d)(e)	342,000	275,310
Enterprise Products Operating LLC,
3.13%, 07/31/2029	350,000	328,395
4.80%, 02/01/2049	2,022,000	1,942,979
4.20%, 01/31/2050	2,378,000	2,103,487
3.70%, 01/31/2051	11,472,000	9,427,307
3.30%, 02/15/2053	2,585,000	1,967,377
Series D, 6.88%, 03/01/2033	2,270,000	2,702,713
4.88%, 08/16/2077(d)	9,666,000	8,117,831
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
EQM Midstream Partners L.P.,
7.50%, 06/01/2027(c)	$164,000	$164,000
6.50%, 07/01/2027(c)	502,000	502,627
7.50%, 06/01/2030(c)	755,000	755,000
4.75%, 01/15/2031(c)	283,000	246,049
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	255,000	236,993
8.00%, 01/15/2027	546,000	539,500
7.75%, 02/01/2028	304,000	293,451
Hess Midstream Operations L.P., 5.63%, 02/15/2026(c)	729,000	745,209
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(c)	500,000	500,332
Kinder Morgan Energy Partners L.P., 4.30%, 05/01/2024	1,820,000	1,847,607
Kinder Morgan, Inc.,
7.80%, 08/01/2031	15,785,000	19,069,077
7.75%, 01/15/2032	16,317,000	19,554,937
3.25%, 08/01/2050(b)	12,666,000	9,356,474
MPLX L.P.,
4.80%, 02/15/2029	2,009,000	2,038,908
4.70%, 04/15/2048	2,374,000	2,123,261
5.50%, 02/15/2049	3,234,000	3,232,067
4.95%, 03/14/2052	7,583,000	6,999,729
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	357,000	289,843
NGPL PipeCo LLC, 7.77%, 12/15/2037(c)	11,275,000	12,997,522
Northern Natural Gas Co., 3.40%, 10/16/2051(c)	2,162,000	1,660,063
ONEOK Partners L.P., 6.85%, 10/15/2037	3,593,000	3,880,150
ONEOK, Inc., 6.35%, 01/15/2031(b)	4,892,000	5,334,739
Plains All American Pipeline L.P., Series B, 6.13%(d)(e)	385,000	304,579
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	200,000	185,229
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	723,000	724,274
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 01/15/2028	201,000	197,336
5.50%, 03/01/2030	63,000	62,886
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(c)	3,751,000	3,409,847
Williams Cos., Inc. (The),
4.55%, 06/24/2024	399,000	405,804
3.50%, 11/15/2030(b)	1,858,000	1,729,810
2.60%, 03/15/2031(b)	5,802,000	5,034,751
3.50%, 10/15/2051	2,763,000	2,135,468
		173,703,736
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Other Diversified Financial Services–2.92%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
4.50%, 09/15/2023	$2,796,000	$2,806,718
3.00%, 10/29/2028	454,000	398,646
3.40%, 10/29/2033	3,587,000	2,959,844
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(c)	2,956,000	2,643,367
4.25%, 04/15/2026(c)	1,855,000	1,776,900
2.75%, 02/21/2028(c)	2,516,000	2,175,670
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(c)	2,714,000	2,190,442
2.55%, 03/30/2032(c)	2,071,000	1,778,736
2.80%, 09/30/2050(c)	1,984,000	1,400,585
Blackstone Private Credit Fund,
1.75%, 09/15/2024(c)	1,114,000	1,042,598
2.35%, 11/22/2024(c)	3,364,000	3,156,857
2.63%, 12/15/2026(c)	7,473,000	6,498,246
3.25%, 03/15/2027(c)	4,084,000	3,616,014
Blue Owl Finance LLC, 3.13%, 06/10/2031(c)	3,963,000	3,159,310
Carlyle Finance LLC, 5.65%, 09/15/2048(c)	360,000	370,219
Finsbury Castle DAC (Ireland), 5.02%, 03/14/2023(h)(j)	22,200,000	22,200,000
Fuqing Investment Management Ltd. (China), 4.00%, 06/12/2022(c)	1,849,000	1,847,881
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(c)	1,077,000	1,009,391
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(c)	2,006,000	1,584,367
Owl Rock Core Income Corp., 4.70%, 02/08/2027(c)	3,350,000	3,149,537
Pershing Square Holdings Ltd.,
3.25%, 11/15/2030(c)	4,800,000	4,163,602
3.25%, 10/01/2031(c)	6,400,000	5,334,957
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(c)	635,000	590,198
		75,854,085
Packaged Foods & Meats–0.48%
JBS Finance Luxembourg S.a.r.l., 3.63%, 01/15/2032(c)	3,156,000	2,678,008
JDE Peet’s N.V. (Netherlands), 2.25%, 09/24/2031(c)	1,957,000	1,568,097
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(c)	9,776,000	8,275,384
		12,521,489
Paper Packaging–0.70%
Berry Global, Inc., 1.65%, 01/15/2027	17,673,000	15,820,421
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(c)	517,000	511,486
Sealed Air Corp., 1.57%, 10/15/2026(c)	2,008,000	1,799,144
		18,131,051
	Principal Amount	Value
Paper Products–0.12%
Suzano Austria GmbH (Brazil),
2.50%, 09/15/2028	$1,519,000	$1,317,391
3.13%, 01/15/2032	2,139,000	1,794,097
		3,111,488
Pharmaceuticals–0.12%
Bausch Health Cos., Inc.,
4.88%, 06/01/2028(c)	291,000	250,507
5.25%, 02/15/2031(c)	695,000	408,709
Mayo Clinic, Series 2021, 3.20%, 11/15/2061(b)	2,444,000	1,891,005
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(c)	785,000	615,636
Royalty Pharma PLC, 2.20%, 09/02/2030	82,000	68,480
		3,234,337
Property & Casualty Insurance–0.43%
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	2,568,000	2,564,979
4.63%, 04/29/2030(b)	300,000	294,240
Fidelity National Financial, Inc., 3.20%, 09/17/2051	954,000	642,178
First American Financial Corp., 2.40%, 08/15/2031	2,981,000	2,414,823
Progressive Corp. (The),
3.00%, 03/15/2032(b)	966,000	892,914
3.70%, 03/15/2052	1,330,000	1,172,382
Stewart Information Services Corp., 3.60%, 11/15/2031	3,615,000	3,094,044
		11,075,560
Railroads–1.10%
Burlington Northern Santa Fe LLC, 4.45%, 01/15/2053	4,966,000	4,938,538
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	15,272,000	16,827,287
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(c)	3,030,000	2,188,236
Norfolk Southern Corp., 3.40%, 11/01/2049	3,046,000	2,504,639
Union Pacific Corp., 2.80%, 02/14/2032(b)	2,308,000	2,107,961
		28,566,661
Real Estate Development–0.60%
Agile Group Holdings Ltd. (China),
5.75%, 01/02/2025(c)	200,000	80,000
5.50%, 04/21/2025(c)	1,950,000	760,403
6.05%, 10/13/2025(c)	1,493,000	563,321
5.50%, 05/17/2026(c)	376,000	141,961
Country Garden Holdings Co. Ltd. (China),
4.75%, 07/25/2022(c)	2,091,000	2,026,179
5.40%, 05/27/2025(c)	614,000	392,794
3.13%, 10/22/2025(c)	1,730,000	1,052,060
5.63%, 12/15/2026(b)(c)	676,000	391,082
Essential Properties L.P., 2.95%, 07/15/2031	2,845,000	2,323,325
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Real Estate Development–(continued)
Greentown China Holdings Ltd. (China), 4.70%, 04/29/2025(c)	$899,000	$836,520
Logan Group Co. Ltd. (China),
7.50%, 08/25/2022(c)	426,000	119,280
4.25%, 07/12/2025(c)	961,000	225,835
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	2,301,000	1,980,438
Shimao Group Holdings Ltd. (China), 4.75%, 07/03/2022(c)	1,610,000	350,175
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(c)	2,915,000	2,521,475
Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(c)	2,470,000	1,775,449
		15,540,297
Regional Banks–1.85%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	210,000	192,098
5.64%, 05/21/2037(d)	4,184,000	4,266,533
Series G, 4.00%(d)(e)	3,379,000	2,833,194
Fifth Third Bancorp,
2.55%, 05/05/2027	2,010,000	1,888,424
4.06%, 04/25/2028(d)	2,374,000	2,358,353
4.34%, 04/25/2033(d)	3,190,000	3,158,399
Huntington Bancshares, Inc., 2.49%, 08/15/2036(d)	2,657,000	2,157,452
KeyCorp, 4.79%, 06/01/2033(d)	1,981,000	2,007,751
M&T Bank Corp., 3.50%(d)(e)	2,903,000	2,391,346
PNC Financial Services Group, Inc. (The), Series U, 6.00%(d)(e)	5,741,000	5,776,881
SVB Financial Group,
1.80%, 02/02/2031	377,000	298,000
Series C, 4.00%(d)(e)	6,884,000	5,619,065
Series D, 4.25%(d)(e)	7,204,000	5,712,088
Series E, 4.70%(d)(e)	4,585,000	3,776,641
Synovus Financial Corp., 3.13%, 11/01/2022	2,167,000	2,169,612
Zions Bancorporation N.A., 3.25%, 10/29/2029	3,884,000	3,504,397
		48,110,234
Reinsurance–0.69%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	2,985,000	2,284,652
Global Atlantic Fin Co.,
4.40%, 10/15/2029(c)	8,842,000	8,285,777
3.13%, 06/15/2031(c)	2,134,000	1,806,774
4.70%, 10/15/2051(c)(d)	6,477,000	5,504,881
		17,882,084
Renewable Electricity–0.20%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(c)	3,156,000	2,986,365
NSTAR Electric Co., 4.55%, 06/01/2052	2,277,000	2,311,399
		5,297,764
	Principal Amount	Value
Research & Consulting Services–0.02%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(c)	$539,000	$491,150
Residential REITs–0.70%
American Homes 4 Rent L.P.,
2.38%, 07/15/2031	801,000	663,296
3.63%, 04/15/2032(b)	3,933,000	3,592,318
3.38%, 07/15/2051	787,000	574,785
4.30%, 04/15/2052	1,933,000	1,654,889
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	1,205,000	1,054,489
2.70%, 01/15/2034	3,466,000	2,808,421
Mid-America Apartments L.P., 2.88%, 09/15/2051	798,000	578,059
Spirit Realty L.P.,
3.40%, 01/15/2030	4,601,000	4,149,903
2.70%, 02/15/2032	352,000	292,377
Sun Communities Operating L.P., 2.70%, 07/15/2031	842,000	712,792
UDR, Inc., 3.00%, 08/15/2031(b)	2,436,000	2,167,283
		18,248,612
Restaurants–0.51%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.88%, 01/15/2028(c)	85,000	80,348
4.00%, 10/15/2030(c)	4,574,000	4,038,842
Aramark Services, Inc., 5.00%, 04/01/2025(c)	515,000	515,209
Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(c)	4,289,000	4,221,791
Papa John’s International, Inc., 3.88%, 09/15/2029(c)	541,000	485,534
Starbucks Corp., 3.00%, 02/14/2032(b)	4,379,000	3,918,205
		13,259,929
Retail REITs–0.69%
Agree L.P., 2.60%, 06/15/2033	2,557,000	2,113,671
Brixmor Operating Partnership L.P.,
4.05%, 07/01/2030	2,630,000	2,474,532
2.50%, 08/16/2031	1,925,000	1,584,389
Kimco Realty Corp., 2.70%, 10/01/2030	2,252,000	2,002,068
Kite Realty Group Trust, 4.75%, 09/15/2030	2,428,000	2,377,211
National Retail Properties, Inc., 3.50%, 04/15/2051	3,003,000	2,335,932
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(c)	246,000	244,351
Realty Income Corp., 3.25%, 01/15/2031	2,888,000	2,709,078
Regency Centers L.P., 4.13%, 03/15/2028	2,044,000	2,022,421
		17,863,653
Semiconductor Equipment–0.03%
Entegris Escrow Corp., 4.75%, 04/15/2029(c)	527,000	501,912
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Semiconductor Equipment–(continued)
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.40%, 05/01/2030	$289,000	$267,670
		769,582
Semiconductors–1.17%
Broadcom, Inc.,
2.45%, 02/15/2031(c)	2,460,000	2,041,832
3.47%, 04/15/2034(c)	5,648,000	4,818,403
3.14%, 11/15/2035(c)	2,488,000	2,034,126
3.19%, 11/15/2036(c)	7,529,000	6,045,805
Marvell Technology, Inc., 2.95%, 04/15/2031	5,880,000	5,066,837
Micron Technology, Inc.,
4.98%, 02/06/2026(b)	1,736,000	1,793,195
4.19%, 02/15/2027	5,248,000	5,257,589
2.70%, 04/15/2032	2,493,000	2,087,563
3.37%, 11/01/2041	1,420,000	1,108,214
Skyworks Solutions, Inc., 3.00%, 06/01/2031	125,000	105,561
		30,359,125
Soft Drinks–0.28%
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 1.85%, 09/01/2032	155,000	126,328
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(c)	8,012,000	7,088,062
		7,214,390
Sovereign Debt–2.24%
Airport Authority (Hong Kong), 3.25%, 01/12/2052(c)	5,354,000	4,359,529
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(c)	8,000,000	7,814,400
China Government International Bond (China), 2.50%, 10/26/2051(c)	5,478,000	4,231,923
Dominican Republic International Bond (Dominican Republic), 5.30%, 01/21/2041(c)	2,320,000	1,834,394
Egypt Government International Bond (Egypt),
3.88%, 02/16/2026(c)	3,583,000	2,975,341
5.88%, 02/16/2031(b)(c)	2,762,000	2,092,187
7.50%, 02/16/2061(c)	3,075,000	2,084,266
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(c)	1,905,000	1,042,892
Guatemala Government Bond (Guatemala), 3.70%, 10/07/2033(c)	3,197,000	2,659,836
Indonesia Government International Bond (Indonesia), 3.20%, 09/23/2061(b)	3,826,000	2,910,788
Mexico Government International Bond (Mexico),
3.50%, 02/12/2034	4,579,000	4,030,373
4.40%, 02/12/2052	6,164,000	5,089,117
Morocco Government International Bond (Morocco), 4.00%, 12/15/2050(c)	1,625,000	1,133,397
	Principal Amount	Value
Sovereign Debt–(continued)
Oman Government International Bond (Oman), 6.25%, 01/25/2031(c)	$1,140,000	$1,175,631
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(c)	3,149,000	2,628,754
Turkey Government International Bond (Turkey), 4.75%, 01/26/2026	3,652,000	3,207,680
UAE International Government Bond (United Arab Emirates),
2.88%, 10/19/2041(c)	3,229,000	2,714,717
3.25%, 10/19/2061(c)	4,061,000	3,312,639
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(c)	3,661,000	2,950,766
		58,248,630
Specialized Consumer Services–0.05%
Carriage Services, Inc., 4.25%, 05/15/2029(c)	1,078,000	913,276
Terminix Co. LLC (The), 7.45%, 08/15/2027	463,000	524,105
		1,437,381
Specialized Finance–0.33%
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(c)	5,514,000	5,509,832
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	3,363,000	3,018,549
		8,528,381
Specialized REITs–1.29%
American Tower Corp.,
2.70%, 04/15/2031	5,956,000	5,059,888
4.05%, 03/15/2032(b)	2,014,000	1,899,199
3.10%, 06/15/2050	4,412,000	3,193,570
2.95%, 01/15/2051	2,749,000	1,937,777
Crown Castle International Corp., 2.50%, 07/15/2031	2,636,000	2,225,765
EPR Properties,
4.75%, 12/15/2026	1,358,000	1,330,652
3.60%, 11/15/2031	2,842,000	2,392,866
Equinix, Inc.,
3.20%, 11/18/2029	120,000	110,018
3.90%, 04/15/2032	4,011,000	3,799,135
Extra Space Storage L.P.,
3.90%, 04/01/2029	1,191,000	1,143,903
2.55%, 06/01/2031	2,171,000	1,852,241
2.35%, 03/15/2032	2,161,000	1,777,097
Life Storage L.P., 2.40%, 10/15/2031	3,466,000	2,853,184
SBA Communications Corp.,
3.88%, 02/15/2027	255,000	249,656
3.13%, 02/01/2029	4,116,000	3,667,150
		33,492,101
Specialty Chemicals–0.63%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(c)	3,457,000	3,277,236
6.99%, 02/20/2032(c)	4,356,000	3,853,797
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Specialty Chemicals–(continued)
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(c)	$520,000	$482,040
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	4,049,000	3,720,221
5.50%, 03/18/2031	5,790,000	5,059,273
		16,392,567
Steel–0.02%
SunCoke Energy, Inc., 4.88%, 06/30/2029(c)	531,000	473,546
Systems Software–0.58%
Camelot Finance S.A., 4.50%, 11/01/2026(c)	1,546,000	1,468,746
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(b)	3,514,000	3,198,425
Oracle Corp.,
3.60%, 04/01/2050	10,400,000	7,536,538
3.85%, 04/01/2060	4,022,000	2,894,370
VMware, Inc., 2.20%, 08/15/2031	132,000	107,338
		15,205,417
Technology Distributors–0.07%
Avnet, Inc., 4.63%, 04/15/2026	1,920,000	1,935,218
Technology Hardware, Storage & Peripherals–0.38%
Apple, Inc.,
2.65%, 05/11/2050	3,974,000	3,106,244
2.80%, 02/08/2061	8,925,000	6,697,192
		9,803,436
Textiles–0.01%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(c)	214,000	189,667
Thrifts & Mortgage Finance–0.01%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(c)	236,000	211,431
Tobacco–0.39%
Altria Group, Inc.,
4.40%, 02/14/2026	2,965,000	3,009,789
3.70%, 02/04/2051	6,942,000	4,875,615
4.00%, 02/04/2061	2,956,000	2,121,272
BAT Capital Corp. (United Kingdom), 2.73%, 03/25/2031	143,000	118,119
		10,124,795
Trading Companies & Distributors–0.54%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(c)(d)	7,903,000	7,680,807
Air Lease Corp., 3.00%, 09/15/2023	1,734,000	1,719,779
Aircastle Ltd.,
5.00%, 04/01/2023	534,000	539,555
4.40%, 09/25/2023	3,412,000	3,416,636
	Principal Amount	Value
Trading Companies & Distributors–(continued)
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(c)	$951,000	$819,215
		14,175,992
Trucking–1.70%
Aviation Capital Group LLC,
4.13%, 08/01/2025(c)	4,772,000	4,660,014
3.50%, 11/01/2027(c)	13,856,000	12,783,100
Ryder System, Inc.,
4.63%, 06/01/2025	3,107,000	3,158,199
4.30%, 06/15/2027	2,055,000	2,053,001
SMBC Aviation Capital Finance DAC (Ireland),
3.00%, 07/15/2022(c)	2,947,000	2,947,239
4.13%, 07/15/2023(c)	3,266,000	3,264,607
1.90%, 10/15/2026(c)	2,457,000	2,114,233
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(c)	5,705,000	5,171,555
3.15%, 06/15/2031(c)	2,955,000	2,510,749
Uber Technologies, Inc., 4.50%, 08/15/2029(b)(c)	6,022,000	5,457,739
		44,120,436
Wireless Telecommunication Services–2.48%
America Movil S.A.B. de C.V. (Mexico), 5.38%, 04/04/2032(c)	5,085,000	4,841,937
Empresa Nacional de Telecomunicaciones S.A. (Chile), 3.05%, 09/14/2032(c)	1,644,000	1,371,038
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	330,000	301,084
5.00%, 03/15/2044	4,126,000	4,064,981
4.55%, 03/15/2052(c)	4,043,000	3,761,942
Sprint Capital Corp., 8.75%, 03/15/2032	315,000	409,595
Sprint Corp.,
7.88%, 09/15/2023	84,000	88,092
7.63%, 02/15/2025	394,000	426,875
7.63%, 03/01/2026	389,000	431,004
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(c)	8,058,750	8,113,779
5.15%, 03/20/2028(c)	10,773,000	11,126,223
T-Mobile USA, Inc.,
2.25%, 02/15/2026(c)	3,076,000	2,887,072
2.63%, 04/15/2026	3,413,000	3,226,565
4.75%, 02/01/2028	1,040,000	1,044,592
3.38%, 04/15/2029	855,000	793,380
3.50%, 04/15/2031(b)	925,000	845,797
2.70%, 03/15/2032(c)	259,000	224,143
4.50%, 04/15/2050	2,405,000	2,242,267
3.40%, 10/15/2052(c)	9,897,000	7,710,174
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(c)	2,347,000	1,466,875
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Vodafone Group PLC (United Kingdom),
3.25%, 06/04/2081(d)	$2,081,000	$1,849,099
4.13%, 06/04/2081(d)	3,895,000	3,222,627
5.13%, 06/04/2081(d)	3,503,000	2,726,214
Xiaomi Best Time International Ltd. (China), 4.10%, 07/14/2051(c)	1,841,000	1,284,439
		64,459,794
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,581,161,082)		2,317,057,247
U.S. Treasury Securities–5.38%
U.S. Treasury Bills–0.16%
1.46%, 11/17/2022(k)(l)	4,293,000	4,263,173
U.S. Treasury Bonds–1.14%
3.25%, 05/15/2042	13,168,500	13,129,406
2.25%, 02/15/2052	19,637,700	16,431,232
		29,560,638
U.S. Treasury Notes–4.08%
2.50%, 05/31/2024	2,230,000	2,226,864
2.75%, 05/15/2025	12,027,900	12,039,176
2.63%, 05/31/2027	47,332,400	46,910,846
2.75%, 05/31/2029	9,661,800	9,585,563
2.88%, 05/15/2032	35,368,600	35,418,337
		106,180,786
Total U.S. Treasury Securities (Cost $139,952,982)		140,004,597
	Shares
Preferred Stocks–2.77%
Asset Management & Custody Banks–0.14%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(b)(d)	3,717,000	3,718,747
Diversified Banks–1.67%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	100	125,978
Bank of America Corp., 6.50%, Series Z, Pfd.(b)(d)	3,839,000	3,905,192
Citigroup, Inc., 6.25%, Series T, Pfd.(d)	2,110,000	2,122,566
Citigroup, Inc., 5.00%, Series U, Pfd.(b)(d)	7,500,000	6,917,660
Citigroup, Inc., 4.00%, Series W, Pfd.(b)(d)	3,879,000	3,508,786
JPMorgan Chase & Co., 4.71% (3 mo. USD LIBOR + 3.47%), Series I, Pfd.(g)	8,498,000	8,347,217
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	14,554	18,439,918
		43,367,317
Investment Banking & Brokerage–0.64%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(d)	3,619,000	2,887,629
Goldman Sachs Group, Inc. (The), 5.00%, Series P, Pfd.(b)(d)	3,255,000	3,031,270
Morgan Stanley, 7.13%, Series E, Pfd.(d)	256,997	6,843,830
Morgan Stanley, 6.88%, Series F, Pfd.(d)	150,000	3,954,000
		16,716,729
	Shares	Value
Life & Health Insurance–0.10%
MetLife, Inc., 3.85%, Series G, Pfd.(b)(d)	2,866,000	$2,666,804
Multi-Utilities–0.06%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(d)	1,866,000	1,657,497
Other Diversified Financial Services–0.07%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(b)(d)	1,724,000	1,676,300
Regional Banks–0.09%
PNC Financial Services Group, Inc. (The), 5.35% (3 mo. USD LIBOR + 4.07%), Series P, Pfd.(g)	92,134	2,306,114
Total Preferred Stocks (Cost $74,106,192)		72,109,508
	Principal Amount
Asset-Backed Securities–0.95%
IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(c)(h)	$3,923,000	3,682,082
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(c)	2,679,749	2,660,279
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(c)	10,503,907	10,061,059
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(c)	2,533,000	2,132,735
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(c)	2,493,267	2,038,809
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(c)	4,356,625	4,182,964
Total Asset-Backed Securities (Cost $26,609,491)		24,757,928

Municipal Obligations–0.33%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	2,095,000	2,009,320
Series 2022, RB, 4.35%, 06/01/2041	1,545,000	1,457,769
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	2,340,000	1,834,031
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	3,495,000	2,765,646
Florida Development Finance Corp. (Palm Bay Academy, Inc.),
Series 2017, Ref. RB, 9.00%, 05/15/2024(c)	450,000	443,346
Series 2017, Ref. RB, 0.00%, 05/15/2037(c)(h)	360,000	4
Series 2017, Ref. RB, 0.00%, 05/15/2037(c)(h)	350,000	70,000
Total Municipal Obligations (Cost $10,268,714)		8,580,116
	Shares
Exchange-Traded Funds–0.19%
Invesco Total Return Bond ETF (Cost $5,830,000)(m)	100,000	4,991,000
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount		Value
Variable Rate Senior Loan Interests–0.18%(n)(o)
Diversified REITs–0.18%
Asterix, Inc. (Canada), Term Loan, 3.90%, 03/31/2023 (Cost $4,408,945)(h)		$5,895,200	$4,703,203
Non-U.S. Dollar Denominated Bonds & Notes–0.15%(p)
Movies & Entertainment–0.11%
Netflix, Inc., 3.88%, 11/15/2029(c)	EUR	2,600,000	2,697,291
Sovereign Debt–0.04%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(c)	EUR	2,765,000	1,075,276
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $5,967,768)			3,772,567
	Shares
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(m)(q)		1,319	1,319
Invesco Treasury Portfolio, Institutional Class, 0.54%(m)(q)		1,507	1,507
Total Money Market Funds (Cost $2,826)			2,826
Shares		Value

Options Purchased–0.01%
(Cost $2,335,225)(r)		$353,685
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.04% (Cost $2,850,643,225)		2,576,332,677
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.39%
Invesco Private Government Fund, 0.74%(m)(q)(s)	49,824,489	49,824,489
Invesco Private Prime Fund, 0.87%(m)(q)(s)	116,245,517	116,257,144
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $166,071,782)		166,081,633
TOTAL INVESTMENTS IN SECURITIES–105.43% (Cost $3,016,715,007)		2,742,414,310
OTHER ASSETS LESS LIABILITIES—(5.43)%		(141,238,055)
NET ASSETS–100.00%		$2,601,176,255
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $925,645,855, which represented 35.59% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Total Return Bond ETF	$5,394,000	$-	$-	$(403,000)	$-	$4,991,000	$35,436
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,719,731	$39,518,555	$(46,236,967)	$-	$-	$1,319	$1,431
Invesco Liquid Assets Portfolio, Institutional Class	10,479,780	28,227,540	(38,705,367)	316	(2,269)	-	2,352
Invesco Treasury Portfolio, Institutional Class	7,679,693	45,164,063	(52,842,249)	-	-	1,507	1,548
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	72,323,771	90,067,626	(112,566,908)	-	-	49,824,489	48,221*
Invesco Private Prime Fund	170,230,580	198,239,859	(252,198,623)	25,565	(40,237)	116,257,144	118,878*
Total	$272,827,555	$401,217,643	$(502,550,114)	$(377,119)	$(42,506)	$171,075,459	$207,866

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(o)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(r)	The table below details options purchased.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
Alphabet, Inc.	Call	01/20/2023	1	USD	2,500.00	USD	250,000	$16,420
iShares China Large-Cap ETF	Call	01/20/2023	2,889	USD	41.00	USD	11,844,900	173,340
Total Open Exchange-Traded Equity Options Purchased								$189,760

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
S&P 500 Index	Call	09/16/2022	79	USD	4,675.00	USD	36,932,500	$163,925

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
S&P 500 Index	Call	09/16/2022	56	USD	4,775.00	USD	26,740,000	$(63,840)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value
Interest Rate Risk
Goldman Sachs International	Put	0.99%	Markit CDX North America High Yield Index, Series 38, Version 2	5.00%	Quarterly	06/15/2022	4.615%	USD	50,614,000	$(90,592)

(a)	Over-The-Counter options written are collateralized by cash held with Counterparties in the amount of $382,509.
(b)	Implied credit spreads represent the current level, as of May 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	836	September-2022	$176,480,906	$352,687	$352,687
U.S. Treasury 5 Year Notes	143	September-2022	16,152,297	(1,646)	(1,646)
U.S. Treasury 10 Year Notes	1,276	September-2022	152,422,188	(932,072)	(932,072)
U.S. Treasury Long Bonds	866	September-2022	120,752,875	(1,380,188)	(1,380,188)
Subtotal—Long Futures Contracts				(1,961,219)	(1,961,219)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	2,124	September-2022	(272,900,813)	1,955,662	1,955,662
U.S. Treasury Ultra Bonds	244	September-2022	(38,003,000)	732,604	732,604
Subtotal—Short Futures Contracts				2,688,266	2,688,266
Total Futures Contracts				$727,047	$727,047

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/12/2022	Citibank, N.A.	AUD	24,250,000	USD	17,487,376	$73,852
07/12/2022	Goldman Sachs International	AUD	24,250,000	USD	17,493,142	79,619
07/12/2022	Goldman Sachs International	JPY	2,232,354,123	AUD	27,080,000	2,076,981
07/12/2022	Goldman Sachs International	USD	34,546,016	AUD	48,500,000	281,030
Subtotal—Appreciation						2,511,482
Currency Risk
07/12/2022	Citibank, N.A.	AUD	13,540,000	JPY	1,121,962,041	(993,480)
07/12/2022	Goldman Sachs International	AUD	13,540,000	JPY	1,122,415,902	(989,949)
08/17/2022	Royal Bank Of Canada	CAD	11,706,000	USD	9,005,197	(246,312)
08/17/2022	State Street Bank & Trust Co.	EUR	6,401,000	USD	6,797,894	(102,490)
08/17/2022	State Street Bank & Trust Co.	GBP	288,000	USD	355,927	(7,175)
Subtotal—Depreciation						(2,339,406)
Total Forward Foreign Currency Contracts						$172,076

Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
USD	—U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,284,512,474	$32,544,773	$2,317,057,247
U.S. Treasury Securities	—	140,004,597	—	140,004,597
Preferred Stocks	31,669,840	40,439,668	—	72,109,508
Asset-Backed Securities	—	21,075,846	3,682,082	24,757,928
Municipal Obligations	—	8,510,112	70,004	8,580,116
Exchange-Traded Funds	4,991,000	—	—	4,991,000
Variable Rate Senior Loan Interests	—	—	4,703,203	4,703,203
Non-U.S. Dollar Denominated Bonds & Notes	—	3,772,567	—	3,772,567
Money Market Funds	2,826	166,081,633	—	166,084,459
Options Purchased	353,685	—	—	353,685
Total Investments in Securities	37,017,351	2,664,396,897	41,000,062	2,742,414,310
Other Investments - Assets*
Futures Contracts	3,040,953	—	—	3,040,953
Forward Foreign Currency Contracts	—	2,511,482	—	2,511,482
	3,040,953	2,511,482	—	5,552,435
Other Investments - Liabilities*
Futures Contracts	(2,313,906)	—	—	(2,313,906)
Forward Foreign Currency Contracts	—	(2,339,406)	—	(2,339,406)
Options Written	(63,840)	(90,592)	—	(154,432)
	(2,377,746)	(2,429,998)	—	(4,807,744)
Total Other Investments	663,207	81,484	—	744,691
Total Investments	$37,680,558	$2,664,478,381	$41,000,062	$2,743,159,001

*	Futures contracts and forward foreign currency contracts are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Corporate Bond Fund